Income Taxes (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2023	Dec. 22, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes (Details) [Line Items]
Income tax provision (in Dollars)
Effective tax rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Federal corporate income tax rate			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Valuation allowance (in Dollars)							$ 10,130,758	$ 15,394,586
Decrease valuation allowance (in Dollars)								$ 5,263,828
Federal net operating loss carryforwards (in Dollars)							$ 110,900,000
Expensing provision	20.00%	100.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate		35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate		21.00%